NATIXIS FUNDS

Supplement dated June 30, 2015 to the Natixis Funds Statements of Additional Information dated February 1, 2015, April 1, 2015, and May 1, 2015, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Investment Grade Bond Fund
ASG Global Alternatives Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Global Macro Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
CGM Advisor Targeted Equity Fund	Loomis Sayles Value Fund
Gateway Equity Call Premium Fund	McDonnell Intermediate Municipal Bond Fund
Gateway Fund	Natixis Diversified Income Fund
Gateway International Fund	Natixis Oakmark Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark International Fund
Loomis Sayles Dividend Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Emerging Markets Opportunities Fund	Seeyond Multi-Asset Allocation Fund
Loomis Sayles Global Equity and Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Growth Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles High Income Fund	Vaughan Nelson Value Opportunity Fund

Effective at close of business on June 30, 2015, Robert J. Blanding has resigned from the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Mr. Blanding has also resigned as President and Chief Executive Officer of Loomis Sayles Funds I and Chief Executive Officer of Loomis Sayles Funds II. Accordingly, at the close of business on June 30, 2015, all references to Mr. Blanding are hereby deleted.

Effective July 1, 2015, Kevin Charleston has been appointed as an Interested Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Mr. Charleston has also been appointed as President and Chief Executive Officer of Loomis Sayles Funds I, effective July 1, 2015. Accordingly, the following is hereby added to the “Interested Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds II and Gateway Trust	President, Chief Executive Officer and Director; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	42 None	Continuing service as President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.

[3]	Mr. Charleston became a trustee effective July 1, 2015. He is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer of Loomis, Sayles & Company, L.P.

As of June 1, 2015 Kevin Charleston had the following ownership in the Natixis Funds:

Interested Trustees

Dollar Range of Fund Shares*	Kevin Charleston
Loomis Sayles Core Plus Bond Fund	E
Loomis Sayles Global Equity and Income Fund	E
Loomis Sayles Growth Fund	E
Loomis Sayles Senior Floating Rate and Fixed Income Fund	E
Loomis Sayles Value Fund	E
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E

*A.	None
B.	$1 - 10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000

Effective July 1, 2015, David L. Giunta has been appointed as Chief Executive Officer of Loomis Sayles Funds II. Accordingly, the second row in the “Interested Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”is hereby amended and restated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INTERESTED TRUSTEES

David L. Giunta[4] (1965)

Trustee since 2011 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds II and Gateway Trust

President and Chief Executive Officer of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust since 2008.

President of Loomis Sayles Funds II since 2008 and Chief Executive Officer of Loomis Sayles Funds II since 2015.

		President and Chief Executive Officer NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P. and NGAM Distribution, L.P.

[4]	Mr. Giunta is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.